Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2020
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities

11. Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Logistics expenses accruals	317,282	402,024
Advances from customers	24,748	65,264
Outsourced labor cost payable	63,136	123,528
Salary and welfare payable	90,895	230,709
Professional fee accruals	10,994	8,460
Marketing expenses accruals	26,504	101,498
Other tax payable	5,003	26,452
Sales return accrual	6,898	4,189
Loss provision for accidental fire (1)	21,275	—
Hong Kong public offering issuance cost accruals	—	11,075
Others	14,387	17,981

Accrued expenses and other current liabilities	581,122	991,180

(1)	Loss provision for accidental fire represents potential compensation to brand partners for damaged goods owned by them and under the Group's warehousing and fulfillment services, and legal and other expenses relating to an accidental fire that occurred at a third-party warehouse in Shanghai on October 29, 2019 and was settled in May 2020.